Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class IA
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IA
Average Annual Return, Percent	8.19%	3.63%	4.50%
Class IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IB
Average Annual Return, Percent	7.86%	3.38%	4.25%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
JPMorgan Developed High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed High Yield Index
Average Annual Return, Percent	8.68%	4.32%	5.33%
JPMorgan Developed High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed High Yield Index
Average Annual Return, Percent	8.68%	4.32%	5.33%